Note 10 - Long-term Debt (Details) - Principal Payments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Principal Payments [Abstract]
2014	$ 41,263,165
2015	42,154,213
2016	86,216,093
2017	37,015,837
2018	46,226,587
Thereafter	99,992,727
Total	$ 352,868,622	$ 345,352,312